Segment information	3 Months Ended
Mar. 31, 2011
Segment information [Abstract]
Segment information
10. Segment information:
     We report segment information based on how our management organizes the operating segments to make operational decisions and to assess financial performance. We evaluate performance and allocate resources based on net income (loss) from continuing operations before net interest expense, taxes, depreciation and amortization, non-controlling interest and impairment loss (“Adjusted EBITDA”). The calculation of Adjusted EBITDA should not be viewed as a substitute for calculations under U.S. GAAP, in particular net income. Adjusted EBITDA is included in this Exhibit 99.1 to Current Report on Form 8-K because our management considers it an important supplemental measure of our performance and believes that it is frequently used by securities analysts, investors and other interested parties in the evaluation of companies in our industry, some of which present EBITDA when reporting their results. We regularly evaluate our performance as compared to other companies in our industry that have different financing and capital structures and/or tax rates by using Adjusted EBITDA. In addition, we use Adjusted EBITDA in evaluating acquisition targets. Management also believes that Adjusted EBITDA is a useful tool for measuring our ability to meet our future debt service, capital expenditures and working capital requirements, and Adjusted EBITDA is commonly used by us and our investors to measure our ability to service indebtedness. Adjusted EBITDA is not a substitute for the U.S. GAAP measures of earnings or cash flow and is not necessarily a measure of our ability to fund our cash needs. It should be noted that companies calculate EBITDA (including Adjusted EBITDA) differently and, therefore, EBITDA has material limitations as a performance measure because it excludes interest expense, taxes, depreciation and amortization. Adjusted EBITDA calculated by us may not be comparable to the EBITDA (or Adjusted EBITDA) calculation of another company and also differs from the calculation of EBITDA under our credit facilities (see Note 6, Long-term debt, for a description of the calculation of EBITDA under our existing credit facility, as amended). See the table below for a reconciliation of Adjusted EBITDA to operating income (loss) by segment.
     Prior to July 1, 2011, we had three reportable operating segments: completion and production services (“C&PS”), drilling services and product sales. During July 2011, as a result of the sale of our Southeast Asian products business, we restructured our reportable segments to better reflect our current operations. Our Southeast Asian products business is accounted for as discontinued operations and we have combined the remaining product sales business with our drilling services segment.

		Drilling
	C&PS	Services	Corporate	Total
Quarter Ended March 31, 2011
Revenue from external customers	$437,087	$52,099	$—	$489,186
Inter-segment revenues	$5	$2,414	$(2,419)	$—
Adjusted EBITDA, as defined	$121,514	$12,395	$(9,827)	$124,082
Depreciation and amortization	$43,257	$5,048	$600	$48,905

Operating income (loss)	$78,257	$7,347	$(10,427)	$75,177
Capital expenditures(1)	$48,200	$1,650	$400	$50,250

As of March 31, 2011
Segment assets	$1,493,101	$185,206	$192,370	$1,870,677

Quarter Ended March 31, 2010
Revenue from external customers	$266,288	$36,074	$—	$302,362
Inter-segment revenues	$27	$655	$(682)	$—
Adjusted EBITDA, as defined	$57,756	$5,307	$(8,829)	$54,234
Depreciation and amortization	$39,793	$4,748	$492	$45,033

Operating income (loss)	$17,963	$559	$(9,321)	$9,201
Capital expenditures	$8,419	$2,838	$86	$11,343

As of December 31, 2010
Segment assets	$1,485,897	$183,220	$132,121	$1,801,238

(1)	For the quarter ended March 31, 2011, capital expenditures of $50,250 represents actual cash invested of $55,721, less amounts accrued but not paid at December 31, 2010 of $20,017, plus amounts accrued but not paid at March 31, 2011 of $14,546.
     The following table reconciles the original presentation of the three operating segments to the current presentation for the quarters ended March 31, 2011 and 2010.

	Original	Discontinued		Current
	Presentation	Operations	Reclassification	Presentation
Quarter Ended March 31, 2011
Drilling services:
Revenue from external customers	$50,152	$—	$1,947	$52,099

Adjusted EBITDA, as defined	$12,489	$—	$(94)	$12,395
Depreciation and amortization	4,749	—	299	5,048

Operating income	$7,740	$—	$(393)	$7,347

Capital expenditures	$1,546	$—	$104	$1,650

Product Sales:
Revenue from external customers	$7,978	$(6,031)	$(1,947)	$—

Adjusted EBITDA, as defined	$1,215	$(1,309)	$94	$—
Depreciation and amortization	542	(243)	(299)	—

Operating income	$673	$(1,066)	$393	$—
Capital expenditures	$112	$(8)	$(104)	$—

Corporate:
Capital expenditures	$392	$8	$—	$400

Quarter Ended March 31, 2010
Drilling services:
Revenue from external customers	$35,104	$—	$970	$36,074

Adjusted EBITDA, as defined	$5,419	$—	$(112)	$5,307
Depreciation and amortization	4,458	—	290	4,748

Operating income	$961	$—	$(402)	$559

Capital expenditures	$1,546	$—	$104	$1,650

Product Sales:
Revenue from external customers	$8,312	$(7,342)	$(970)	$—

Adjusted EBITDA, as defined	$1,562	$(1,674)	$112	$—
Depreciation and amortization	576	(286)	(290)	—

Operating income	$986	$(1,388)	$402	$—

Capital expenditures	$86	$(86)	$—	$—

Corporate:
Capital expenditures	$—	$86	$—	$86

Reconciliation of segment assets as of March 31, 2011
C&PS(1)	$1,495,959	$—	$(2,858)	$1,493,101
Drilling services	$171,901	$—	$13,305	$185,206
Product sales	$37,682	$(27,235)	$(10,447)	$—
Corporate	$165,135	$27,235	$—	$192,370

Segment assets	$1,870,677	$—	$—	$1,870,677

Reconciliation of segment assets as of December 31, 2010
C&PS(1)	$1,488,755	$—	$(2,858)	$1,485,897
Drilling services	$170,944	$—	$12,276	$183,220
Product sales	$35,015	$(25,597)	$(9,418)	$—
Corporate	$106,524	$25,597	$—	$132,121

Segment assets	$1,801,238	$—	$—	$1,801,238

     We do not allocate net interest expense or tax expense to the operating segments. The following table reconciles operating income as reported above to net income (loss) from continuing operations for the quarters ended March 31, 2011 and 2010:

	Quarters Ended
	March 31,
	2011	2010
Segment operating income	$75,177	$9,201
Interest expense	14,127	14,741
Interest income	(95)	(64)
Income taxes	23,126	(1,590)

Net income (loss) from continuing operations	$38,019	$(3,886)

     The following table summarizes the change in the carrying amount of goodwill by segment for the quarter ended March 31, 2011:

		Drilling
	C&PS	Services	Total

Balance at December 31, 2010	242,112	5,563	247,675
Other	30	—	30

Balance at March 31, 2011	$242,142	$5,563	$247,705